Annual Operating Expenses - FidelitySeriesLargeCapStockFund-PRO - FidelitySeriesLargeCapStockFund-PRO - Fidelity Series Large Cap Stock Fund - Fidelity Series Large Cap Stock Fund	Aug. 29, 2023
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none